3. BASIS OF PRESENTATION: c) Basis of Consolidation: Disclosure of interests in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Disclosure of interests in subsidiaries

Name of Subsidiary	Jurisdiction	Percentage Ownership 2020	Percentage Ownership 2019
MichiCann Medical Inc.	Ontario, Canada	100%	-
1251881 B.C. Ltd.	British Columbia, Canada	100%
Mid-American Growers, Inc.	Delaware, USA	100%	-
Mid-American Cultivation LLC	Delaware, USA	100%	-
RWB Platinum Vape Inc.	California, USA	100%	-
Vista Prime Management, LLC	California, USA	100%	-
GC Ventures 2, LLC	Michigan, USA	100%	-
RWB Licensing Inc.	British Columbia, Canada	100%	-
RWB Freedom Flower, LLC	Illinois, USA	100%	-
RWB Illinois, Inc.	Delaware, USA	100%	100%
Vista Prime 3, Inc.	California, USA	100%	-
PV CBD LLC	California, USA	100%	-
Vista Prime 2, Inc.	California, USA	100%	-
Royalty USA Corp.	Delaware, USA	100%	-
RLTY Beverage 1 LLC	Delaware, USA	100%	-
RLTY Development MA 1 LLC	Delaware, USA	100%	-
RLTY Development Orange LLC	Massachusetts, USA	100%	-
RLTY Development Springfield LLC	Massachusetts, USA	100%	-